Leases (Details 2) ₪ in Thousands	12 Months Ended
Dec. 31, 2019 ILS (₪)
Cost:
Balance as of January 1, 2019	₪ 8,084
Additions during the year:
New leases
Balance as of December 31, 2019	8,084
Accumulated depreciation:
Balance as of January 1, 2019
Additions during the year:
Depreciation and amortization	948
Balance as of December 31, 2019	948
Depreciated cost at December 31, 2019	7,136
Buildings [Member]
Cost:
Balance as of January 1, 2019	7,827
Additions during the year:
New leases
Balance as of December 31, 2019	7,827
Accumulated depreciation:
Balance as of January 1, 2019
Additions during the year:
Depreciation and amortization	824
Balance as of December 31, 2019	824
Depreciated cost at December 31, 2019	7,003
Motor vehicles [Member]
Cost:
Balance as of January 1, 2019	257
Additions during the year:
New leases
Balance as of December 31, 2019	257
Accumulated depreciation:
Balance as of January 1, 2019
Additions during the year:
Depreciation and amortization	124
Balance as of December 31, 2019	124
Depreciated cost at December 31, 2019	₪ 133